Taxes - Schedule of Reconciles PRC Statutory Effective Tax Rate (Details)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Taxed at PRC statutory tax rates	25.00%	25.00%
Tax effect of expenses not deductible for tax purpose	(10.80%)	50.10%
Tax effect of different tax rate for operating in another jurisdiction	(3.40%)	(14.40%)
Others	24.00%	7.00%
Total provision for income taxes	13.20%	67.70%